Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 3.9%
Axon Enterprise, Inc. (A)	420	$ 104,605
TransDigm Group, Inc.	129	140,956

		245,561

Automobile Components - 1.2%
Aptiv PLC (A)	940	76,450

Biotechnology - 6.6%
AbbVie, Inc.	1,105	181,662
Ascendis Pharma AS, ADR (A)	1,820	236,473

		418,135

Broadline Retail - 6.6%
Amazon.com, Inc. (A)	2,705	419,816

Building Products - 1.5%
Builders FirstSource, Inc. (A)	540	93,814

Capital Markets - 2.0%
S&P Global, Inc.	280	125,538

Consumer Staples Distribution & Retail - 2.5%
Costco Wholesale Corp.	225	156,348

Containers & Packaging - 1.6%
Avery Dennison Corp.	495	98,728

Electrical Equipment - 3.4%
AMETEK, Inc.	575	93,179
Hubbell, Inc.	355	119,127

		212,306

Electronic Equipment, Instruments & Components - 2.0%
CDW Corp.	555	125,830

Financial Services - 5.0%
Global Payments, Inc.	450	59,953
Visa, Inc., Class A	945	258,231

		318,184

Health Care Equipment & Supplies - 2.5%
Cooper Cos., Inc.	200	74,606
Dexcom, Inc. (A)	700	84,945

		159,551

Health Care Providers & Services - 2.7%
UnitedHealth Group, Inc.	332	169,898

Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (A)	31	74,672

Insurance - 1.4%
American International Group, Inc.	1,325	92,101

Interactive Media & Services - 7.3%
Alphabet, Inc., Class A (A)	1,640	229,764
Alphabet, Inc., Class C (A)	1,655	234,679

		464,443

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.1%
Avantor, Inc. (A)	2,640	$ 60,693
ICON PLC (A)	270	70,435

		131,128

Pharmaceuticals - 1.2%
Eli Lilly & Co.	115	74,245

Semiconductors & Semiconductor Equipment - 6.2%
NVIDIA Corp.	640	393,773

Software - 22.6%
Cadence Design Systems, Inc. (A)	325	93,750
Microsoft Corp.	2,105	836,906
Salesforce, Inc. (A)	805	226,277
ServiceNow, Inc. (A)	190	145,426
Workday, Inc., Class A (A)	430	125,160

		1,427,519

Specialized REITs - 1.5%
Equinix, Inc.	111	92,104

Specialty Retail - 1.9%
Home Depot, Inc.	350	123,536

Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	3,240	597,456

Textiles, Apparel & Luxury Goods - 1.1%
Lululemon Athletica, Inc. (A)	150	68,073

Total Common Stocks (Cost $4,861,131)		6,159,209

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 2.50% (B), dated 01/31/2024, to be repurchased at $163,678 on 02/01/2024. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2026, and with a value of $166,979.	$ 163,666	163,666

Total Repurchase Agreement (Cost $163,666)		163,666

Total Investments (Cost $5,024,797)		6,322,875
Net Other Assets (Liabilities) - (0.1)%		(8,608)

Net Assets - 100.0%		$ 6,314,267

Transamerica Funds	Page 1

Transamerica Sustainable Growth Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,159,209	$—	$—	$6,159,209
Repurchase Agreement	—	163,666	—	163,666

Total Investments	$6,159,209	$163,666	$—	$6,322,875

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2024.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica Sustainable Growth Equity

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Sustainable Growth Equity (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3